UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Courtney R. Taylor

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-23101

Registrant Name:  American Funds Strategic Bond Fund

Reporting Period:  07/01/2022 - 06/30/2023

American Funds Strategic Bond Fund

DIEBOLD NIXDORF, INCORPORATED Meeting Date: JUN 28, 2023 Record Date: MAY 26, 2023 Meeting Type: WRITTEN CONSENT
Ticker: DBDQQ Security ID: 253651AD5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	Against

PARTY CITY HOLDINGS, INC. Meeting Date: MAY 09, 2023 Record Date: APR 03, 2023 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 702150AD5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out Of The Third-party Release (for =opt Out, Against Or Abstain = Do Not Opt Out)	Management	For	Against

PARTY CITY HOLDINGS, INC. Meeting Date: MAY 09, 2023 Record Date: APR 03, 2023 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 702150AG8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out Of The Third-party Release (for =opt Out, Against Or Abstain = Do Not Opt Out)	Management	For	Against

TALEN ENERGY SUPPLY LLC Meeting Date: DEC 09, 2022 Record Date: OCT 26, 2022 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87422VAF5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (Select For To Accept The Plan, Select Against To Reject The Plan; Abstain Is Not A Valid Voting Option And Will Not Count)	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Principal Executive Officer

Date: August 28, 2023